Note 5 - Investments	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
5.	INVESTMENTS

The Company holds investments as follows for the years ended
December 31, 2020
and
2019:

	December 31,	December 31,
	2020	2019
Equity securities, beginning of year	$1,408	$1,742
Disposition of equity securities at fair value	(3,950)	-
Unrealized gain (loss) for the year	14,493	(334)
Equity securities, end of year	$11,951	$1,408

During the year ended
December 31, 2020,
the Company disposed of certain equity securities held as investments. The proceeds on disposition were
$3,950
of which
$45
settled subsequent to the year end. In addition, the Company recognized a gain on disposal of
$1,137
(net of
$177
tax) which was transferred from other comprehensive income (loss) to deficit. During the year ended
December 31, 2020,
the Company recorded an unrealized gain of
$14,493
(
December 31, 2019:
$334
unrealized loss) on its investment in equity securities designated as FVTOCI instruments. A deferred tax liability related to this unrealized gain in
2020
in the amount of
$1,713
was also recorded.